Class A, C, I and K | SSgA International Stock Selection Fund
FUND SUMMARY SSGA INTERNATIONAL STOCK SELECTION FUND
INVESTMENT OBJECTIVE
SSGA International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the "Investing in SSGA Fund Shares" section on page 47 of the Fund's Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I and K - SSgA International Stock Selection Fund	Class A		Class C		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I and K - SSgA International Stock Selection Fund		Class A	Class C	Class I	Class K
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.46%	0.46%	0.46%	0.26%
Total Annual Fund Operating Expenses		1.46%	2.21%	1.21%	1.01%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.20%	1.95%	0.95%	0.75%
[1]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2015 except with the approval of the Fund’s Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees.
[2]	The expense information in the table has been restated to reflect current fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, I and K - SSgA International Stock Selection Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	641	928	1,245	2,142
Class C	298	656	1,149	2,508
Class I	97	348	627	1,425
Class K	77	285	520	1,194

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, C, I and K - SSgA International Stock Selection Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	641	928	1,245	2,142
Class C	198	656	1,149	2,508
Class I	97	348	627	1,425
Class K	77	285	520	1,194

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s turnover rate was 74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks issued by companies in the countries and industries represented in the MSCI EAFE Index, the Fund's benchmark. The equity securities invested in by the Fund are comprised primarily of common stocks and may include initial public offerings ("IPOs") as well as exchange-traded funds ("ETFs") for cash equitization purposes. The Fund's portfolio is expected to have characteristics similar to the MSCI EAFE Index. The Fund may invest in small capitalization companies.

The Fund's Adviser employs a proprietary quantitative stock-selection model. This model evaluates the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries and/or sectors (such as measures of growth potential, valuation, quality, and investor sentiment) and other historical quantitative metrics to past performance. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the Adviser to evaluate quickly each eligible security and then rank all eligible securities in the Fund's investment universe in the order of their attractiveness as Fund investments.

The model generates a portfolio that is drawn primarily from securities included in the Fund's benchmark index. The remaining securities are drawn from the Fund's investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The Fund's investment universe is the securities in the MSCI EAFE Investable Market Index Universe, which is broader than the Fund's benchmark. The Adviser periodically rebalances the Fund's portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The Adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

The Fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The Fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds, including money market funds managed by the Fund's Adviser, in order to manage its cash. The Fund also may engage in active trading, which could reduce the returns of Fund shareholders investing through a taxable account, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this Fund may involve more risks, and consequently, the Fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.
  Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.
  Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.
  Stock Market Risk. Stock values could decline generally or could under-perform other investments.
  Market Risk. The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the Fund's ability to achieve its investment objective. Any model used by the Fund might not perform as expected. A model, or data used by a model, might contain errors that are never detected or are detected only after the Fund has sustained a loss (or reduced performance) related to such errors.
  Non-U.S. Securities Risk. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
  Unconstrained Sector Risk. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's shares to decrease, perhaps significantly.
  Counterparty Risk. The Fund's ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.
  Small-Capitalization Securities. Small sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.
Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the Fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods, and compares the Fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the Fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at www.ssgafunds.com. Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Class N shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Class N shares. Class A and Class C shares are generally expected to incur higher expenses and Class I and Class K shares are generally expected to incur lower expenses than Class N shares.
Annual Total Returns - SSGA International Stock Selection Fund

Highest Quarterly Results (2004-2013)	Lowest Quarterly Results (2004-2013)	Year-to- Date Ended
June 30, 2009: 20.47%	September 30, 2011: (22.85) %	September 30, 2014: (0.68)%

Average Annual Total Returns For the Periods Ending December 31, 2013 Class N shares:
Average Annual Total Returns - Class A, C, I and K - SSgA International Stock Selection Fund		1 Year	5 Years	10 Years
Class N shares	[1]	23.55%	10.12%	6.48%
Class N shares | Return After Taxes on Distributions	[1]	22.72%	9.59%	6.00%
Class N shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.05%	8.20%	5.48%
MSCI® EAFE® Net Dividend Index (reflects no deduction for fees, expenses or taxes)	[1]	22.78%	12.44%	6.91%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of Fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).